18. Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
18. Warrants

15. Warrants

In terms of the Purchase Agreement discussed in note 14 above, on June 15, 2022, the Company issued, (i) Pre-Funded Warrants to purchase 541,227 shares of Common Stock with an exercise price of $0.0001 per share, which Pre-Funded Warrants were issued in lieu of shares of Common Stock to ensure that the Investor did not exceed certain beneficial ownership limitations, and (ii) Warrants to purchase 3,166,227 shares of Common Stock, with an exercise price of $0.9475 per share, subject to customary adjustments thereunder. If after the six month anniversary of the issuance date there is no effective registration statement registering the Warrant Shares for resale, then the Warrants are exercisable on a cashless basis.

Each Pre-Funded Warrant is exercisable for one share of Common Stock at an exercise price of $0.0001 per share. The Pre-Funded Warrants are immediately exercisable and may be exercised at any time after their original issuance until all of the Pre-Funded Warrants are exercised in full.

Each Warrant is exercisable for one share of Common Stock at an exercise price of $0.9475 per share, subject to customary adjustments thereunder. The Warrants have a term of five years and six months, maturing on December 15, 2027 and are exercisable from December 15, 2022.

A holder (together with its affiliates) of the Pre-Funded Warrant or Warrant may not exercise any portion of the Common Stock underlying the Pre-Funded Warrant or Warrant, as applicable, to the extent that the holder would own more than 4.99% (or, at the holder’s option upon issuance, 9.99%) of the Company’s outstanding Common Stock immediately after exercise, as such percentage ownership is determined in accordance with the terms of the Pre-Funded Warrant or Warrant, as applicable. In lieu of making the cash payment otherwise contemplated to be made to the Company upon exercise of a Pre-Funded Warrant or Warrant in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of Common Stock determined according to a formula set forth in Warrants, provided that such cashless exercise shall only be permitted if the Registration Statement is not effective at the time of such exercise or if the prospectus to which the Registration Statement is a part is not available for the issuance of shares of Common Stock to the Warrant holder.

In addition, in certain circumstances, upon a Fundamental Transaction, the holders of the Pre-Funded Warrants and Warrants will have the right to receive as alternative consideration, for each share of Common Stock that would have been issuable upon such exercise immediately prior to the occurrence of such Fundamental Transaction, the number of shares of Common Stock of the successor or acquiring corporation of the Company, if it is the surviving corporation, and any additional consideration receivable upon or as a result of such transaction by a holder of the number of shares of Common Stock for which the Pre-Funded Warrants or Warrants are exercisable immediately prior to such event. Notwithstanding the foregoing, in the event of a Fundamental Transaction, the holders of the Warrants have the right to require the Company or a successor entity to redeem the Warrants for an amount of consideration equal to the Black Scholes Value (as defined in the Warrants) of the remaining unexercised portion of the Warrants concurrently with or within thirty (30) days following the consummation of a Fundamental Transaction. In the event of a Fundamental Transaction, the holders of the Warrants will only be entitled to receive from the Company or its successor entity, as of the date of consummation of such Fundamental Transaction the same type or form of consideration (and in the same proportion), at the Black Scholes Value of the unexercised portion of the Warrant, that is being offered and paid to the holders of the Common Stock in connection with the Fundamental Transaction, whether that consideration is in the form of cash, stock or any combination of cash and stock, or whether the holders of Common Stock are given the choice to receive alternative forms of consideration in connection with the Fundamental Transaction.

A summary of all of the Company’s warrant activity during the period January 1, 2021 to June 30, 2022 is as follows:

	Number of shares	Exercise price per share			Weighted average exercise price
Outstanding January 1, 2021	2,053,145	$2.50	to	5.00	$2.63
Granted	—	—			—
Forfeited/cancelled	—	—			—
Exercised	(1,506,809)	2.50	to	3.75	2.63
Outstanding December 31, 2021	546,336	$2.50	to	5.00	$2.66
Granted – pre-funded warrants*	541,227	0.0001			0.0001
Granted	3,166,227	0.9475			0.9475
Forfeited/cancelled	(48,395)	3.75			3.75
Exercised	—	—
Outstanding June 30, 2022	4,205,395	$0.0001	to	5.00	$1.17

* The prefunded warrants have an indefinite maturity date and have been excluded from the calculation of the weighted average remaining years and the weighted average exercise price disclosed below.

The following tables summarize information about the pre-funded warrants outstanding as of June 30, 2022:

	Warrants outstanding			Warrants exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$0.0001	541,227	Indefinite	$0.0001	541,227	$0.0001

The following tables summarize information about warrants, other than pre-funded warrants outstanding as of June 30, 2022:

	Warrants outstanding			Warrants exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$0.9475	3,166,227	5.46	$0.9475	—	$—
$2.50	486,173	3.14	$2.50	486,173	$2.50
$5.00	11,768	0.92	5.00	11,768	5.00
	3,664,168	5.14	$1.17	497,941	$2.56

18. Warrants

On May 31, 2020, in terms of convertible debt extension agreements entered into with investors, the Company granted two year warrants exercisable for 301,644 shares of common stock at an exercise price of $3.75 per share until May 31, 2022 and three year warrants exercisable for 72,729 shares of common stock at an exercise price of $5.00 per share until May 31, 2023.

In terms of the underwritten public offering disclosed in note 16 above, the Company granted 4,166,666 five year warrants, exercisable at $2.50 per share to the subscribers. In addition, the Company granted the underwriter 208,333 three year warrants exercisable at $3.00 per share, and in terms of the underwriters’ over-allotment option, the Company granted an additional 624,999 five year warrants exercisable at $2.50 per share to the Underwriter.

The warrants issued during the year ended December 31, 2020, were assessed in terms of ASC 480-10, Distinguishing between Liabilities and Equity, and ASC 815-10, Derivatives and Hedging Transactions to determine if they met equity classification or liability classification. After considering the guidance provided by the ASC under both ASC 480-10 and ASC 815-10, the Company determined that equity classification was appropriate.

The warrants awarded during the year ended December 31, 2020 were valued using a Black-Scholes option pricing model.

The following assumptions were used in the Black-Scholes model:

Year ended December 31, 2020
Exercise price	$2.50 to $5.00
Risk free interest rate	0.16 to 0.29%
Expected life of warrants	2 to 5
Expected volatility of underlying stock	139.5 to 183.5
Expected dividend rate	0%

A summary of all of the Company’s warrant activity during the period January 1, 2020 to December 31, 2021 is as follows:

	Number of shares	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2020	1,089,474	$4.00	$4.00
Granted	5,374,371	2.50 to 5.00	2.62
Forfeited/cancelled	(1,089,474)	4.00	4.00
Exercised	(3,321,226)	2.50 to 5.00	2.62
Expired	—	—	—
Outstanding December 31, 2020	2,053,145	$2.50 to 5.00	2.63
Granted	—	—	—
Forfeited/cancelled	—	—	—
Exercised	(1,506,809)	2.50 to 5.00	2.63
Outstanding December 31, 2021	546,336	$2.50 to 5.00	$2.66

The following tables summarize information about warrants outstanding as of December 31, 2021:

	Warrants outstanding			Warrants exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$2.50	486,173	3.63	$2.50	486,173	$2.50
$3.75	48,395	0.41	3.75	48,395	3.75
$5.00	11,768	0.61	5.00	11,768	5.00
	546,336	3.28	$2.66	546,336	$2.66

    The outstanding warrants have an intrinsic value of $257,672 as of December 31, 2021.

15. Warrants

15. Warrants

In terms of the Purchase Agreement discussed in note 14 above, on June 15, 2022, the Company issued, (i) Pre-Funded Warrants to purchase 541,227 shares of Common Stock with an exercise price of $0.0001 per share, which Pre-Funded Warrants were issued in lieu of shares of Common Stock to ensure that the Investor did not exceed certain beneficial ownership limitations, and (ii) Warrants to purchase 3,166,227 shares of Common Stock, with an exercise price of $0.9475 per share, subject to customary adjustments thereunder. If after the six month anniversary of the issuance date there is no effective registration statement registering the Warrant Shares for resale, then the Warrants are exercisable on a cashless basis.

Each Pre-Funded Warrant is exercisable for one share of Common Stock at an exercise price of $0.0001 per share. The Pre-Funded Warrants are immediately exercisable and may be exercised at any time after their original issuance until all of the Pre-Funded Warrants are exercised in full.

Each Warrant is exercisable for one share of Common Stock at an exercise price of $0.9475 per share, subject to customary adjustments thereunder. The Warrants have a term of five years and six months, maturing on December 15, 2027 and are exercisable from December 15, 2022.

A holder (together with its affiliates) of the Pre-Funded Warrant or Warrant may not exercise any portion of the Common Stock underlying the Pre-Funded Warrant or Warrant, as applicable, to the extent that the holder would own more than 4.99% (or, at the holder’s option upon issuance, 9.99%) of the Company’s outstanding Common Stock immediately after exercise, as such percentage ownership is determined in accordance with the terms of the Pre-Funded Warrant or Warrant, as applicable. In lieu of making the cash payment otherwise contemplated to be made to the Company upon exercise of a Pre-Funded Warrant or Warrant in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of Common Stock determined according to a formula set forth in Warrants, provided that such cashless exercise shall only be permitted if the Registration Statement is not effective at the time of such exercise or if the prospectus to which the Registration Statement is a part is not available for the issuance of shares of Common Stock to the Warrant holder.

In addition, in certain circumstances, upon a Fundamental Transaction, the holders of the Pre-Funded Warrants and Warrants will have the right to receive as alternative consideration, for each share of Common Stock that would have been issuable upon such exercise immediately prior to the occurrence of such Fundamental Transaction, the number of shares of Common Stock of the successor or acquiring corporation of the Company, if it is the surviving corporation, and any additional consideration receivable upon or as a result of such transaction by a holder of the number of shares of Common Stock for which the Pre-Funded Warrants or Warrants are exercisable immediately prior to such event. Notwithstanding the foregoing, in the event of a Fundamental Transaction, the holders of the Warrants have the right to require the Company or a successor entity to redeem the Warrants for an amount of consideration equal to the Black Scholes Value (as defined in the Warrants) of the remaining unexercised portion of the Warrants concurrently with or within thirty (30) days following the consummation of a Fundamental Transaction. In the event of a Fundamental Transaction, the holders of the Warrants will only be entitled to receive from the Company or its successor entity, as of the date of consummation of such Fundamental Transaction the same type or form of consideration (and in the same proportion), at the Black Scholes Value of the unexercised portion of the Warrant, that is being offered and paid to the holders of the Common Stock in connection with the Fundamental Transaction, whether that consideration is in the form of cash, stock or any combination of cash and stock, or whether the holders of Common Stock are given the choice to receive alternative forms of consideration in connection with the Fundamental Transaction.

A summary of all of the Company’s warrant activity during the period January 1, 2021 to June 30, 2022 is as follows:

	Number of shares	Exercise price per share			Weighted average exercise price
Outstanding January 1, 2021	2,053,145	$2.50	to	5.00	$2.63
Granted	—	—			—
Forfeited/cancelled	—	—			—
Exercised	(1,506,809)	2.50	to	3.75	2.63
Outstanding December 31, 2021	546,336	$2.50	to	5.00	$2.66
Granted – pre-funded warrants*	541,227	0.0001			0.0001
Granted	3,166,227	0.9475			0.9475
Forfeited/cancelled	(48,395)	3.75			3.75
Exercised	—	—
Outstanding June 30, 2022	4,205,395	$0.0001	to	5.00	$1.17

* The prefunded warrants have an indefinite maturity date and have been excluded from the calculation of the weighted average remaining years and the weighted average exercise price disclosed below.

The following tables summarize information about the pre-funded warrants outstanding as of June 30, 2022:

	Warrants outstanding			Warrants exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$0.0001	541,227	Indefinite	$0.0001	541,227	$0.0001

The following tables summarize information about warrants, other than pre-funded warrants outstanding as of June 30, 2022:

	Warrants outstanding			Warrants exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$0.9475	3,166,227	5.46	$0.9475	—	$—
$2.50	486,173	3.14	$2.50	486,173	$2.50
$5.00	11,768	0.92	5.00	11,768	5.00
	3,664,168	5.14	$1.17	497,941	$2.56

18. Warrants

On May 31, 2020, in terms of convertible debt extension agreements entered into with investors, the Company granted two year warrants exercisable for 301,644 shares of common stock at an exercise price of $3.75 per share until May 31, 2022 and three year warrants exercisable for 72,729 shares of common stock at an exercise price of $5.00 per share until May 31, 2023.

In terms of the underwritten public offering disclosed in note 16 above, the Company granted 4,166,666 five year warrants, exercisable at $2.50 per share to the subscribers. In addition, the Company granted the underwriter 208,333 three year warrants exercisable at $3.00 per share, and in terms of the underwriters’ over-allotment option, the Company granted an additional 624,999 five year warrants exercisable at $2.50 per share to the Underwriter.

The warrants issued during the year ended December 31, 2020, were assessed in terms of ASC 480-10, Distinguishing between Liabilities and Equity, and ASC 815-10, Derivatives and Hedging Transactions to determine if they met equity classification or liability classification. After considering the guidance provided by the ASC under both ASC 480-10 and ASC 815-10, the Company determined that equity classification was appropriate.

The warrants awarded during the year ended December 31, 2020 were valued using a Black-Scholes option pricing model.

The following assumptions were used in the Black-Scholes model:

Year ended December 31, 2020
Exercise price	$2.50 to $5.00
Risk free interest rate	0.16 to 0.29%
Expected life of warrants	2 to 5
Expected volatility of underlying stock	139.5 to 183.5
Expected dividend rate	0%

A summary of all of the Company’s warrant activity during the period January 1, 2020 to December 31, 2021 is as follows:

	Number of shares	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2020	1,089,474	$4.00	$4.00
Granted	5,374,371	2.50 to 5.00	2.62
Forfeited/cancelled	(1,089,474)	4.00	4.00
Exercised	(3,321,226)	2.50 to 5.00	2.62
Expired	—	—	—
Outstanding December 31, 2020	2,053,145	$2.50 to 5.00	2.63
Granted	—	—	—
Forfeited/cancelled	—	—	—
Exercised	(1,506,809)	2.50 to 5.00	2.63
Outstanding December 31, 2021	546,336	$2.50 to 5.00	$2.66

The following tables summarize information about warrants outstanding as of December 31, 2021:

	Warrants outstanding			Warrants exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$2.50	486,173	3.63	$2.50	486,173	$2.50
$3.75	48,395	0.41	3.75	48,395	3.75
$5.00	11,768	0.61	5.00	11,768	5.00
	546,336	3.28	$2.66	546,336	$2.66

    The outstanding warrants have an intrinsic value of $257,672 as of December 31, 2021.